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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

               Report for the Quarter Ended September 30, 2003.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Greenlight Capital, Inc.
Address:  420 Lexington Avenue, Suite 1740
          New York, NY   10170

13F File Number:    28-7484

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David Einhorn
Title:    President
Phone:    (212) 973-1900
Signature, Place, and Date of Signing:

     /S/ DAVID EINHORN          New York, New York       November 14, 2003
     -----------------          ------------------       -----------------

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:       37

Form 13F Information Table Value Total:      $1,046,612


List of Other Included Managers:

No.       13F File Number               Name
---       ---------------               ----



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                           FORM 13F INFORMATION TABLE

                                                     FORM 13F INFORMATION TABLE

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COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6    COLUMN 7             COLUMN 8
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NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT    OTHER          VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION   MANAGERS      SOLE   SHARED   NONE
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
AMERICAN FIN.
 REALTY TR          COM          02607P305      7,191       510,000    SH               SOLE                 510,000
AMERICAN HOME
 MTG HLDGS INC      COM          02660M108      5,919       336,900    SH               SOLE                 336,900
ALLSTREAM INC       COM          02004C204     28,264       723,800    SH               SOLE                 723,800
ALLOY INC           COM          019855105     14,348     2,562,200    SH               SOLE               2,562,200
AG SVCS AMER INC    COM          001250109      4,141       700,682    SH               SOLE                 700,682
ADVANCED MEDICAL
 OPTICS INC         COM          00763M108     56,035     3,120,000    SH               SOLE               3,120,000
BEAZER HOMES
 USA INC            COM          07556Q105     22,062       261,400    SH               SOLE                 261,400
CENDANT
 CORPORATION        COM          151313103     56,070     3,000,000    SH               SOLE               3,000,000
COUNTRYWIDE
 FINANCIAL CORP     COM          222372104     31,312       400,000    SH               SOLE                 400,000
FOOT LOCKER INC     COM          344849104      6,890       425,300    SH               SOLE                 425,300
HUDSON HIGHLAND
 GROUP INC          COM          443792106     15,744       818,300    SH               SOLE                 818,300
IDT CORP            CL B         448947309     69,816     3,865,800    SH               SOLE               3,865,800
IOMEGA CORP         COM NEW      462030305     16,484     1,479,700    SH               SOLE               1,479,700
INFINITY PPTY
 & CAS CORP         COM          45665Q103     16,922       602,000    SH               SOLE                 602,000
M D C HLDGS INC     COM          552676108    153,339     2,839,618    SH               SOLE               2,839,618
MASSEY ENERGY CORP  COM          576206106     16,754     1,259,700    SH               SOLE               1,259,700
MERCER INTL INC     SH BEN INT   588056101     15,533     2,517,500    SH               SOLE               2,517,500
MEDCO HEALTH
 SOLUTIONS INC      COM          58405U102     28,572     1,101,900    SH               SOLE               1,101,900
MI DEVS INC         CL A SUB     55304X104    106,690     4,700,000    SH               SOLE               4,700,000
                    VTG
MICRON TECHNOLOGY
 INC                COM          595112103        698        52,000    SH               SOLE                  52,000
NORTH AMERN
 SCIENTIFIC INC     COM          65715D100      5,305       498,100    SH               SOLE                 498,100
NEW CENTURY
 FINANCIAL CORP     COM          64352D101     72,152     2,543,250    SH               SOLE               2,543,250
NEOMAGIC CORP       COM          6404971O3      6,503     2,791,000    SH               SOLE               2,791,000
NATUZZI S.P.A.      COM          63905A101      4,540       445,100    SH               SOLE                 445,100
PMI GROUP INC       COM          69344M101     62,100     1,840,000    SH               SOLE               1,840,000
PATINA OIL &
 GAS CORP           COM          7032241O5     79,516     2,194,156    SH               SOLE               2,194,156
PLAINS EXPL &
 PRODTN CO LP       COM          726505100      6,953       557,600    SH               SOLE                 557,600
SYCAMORE NETWORKS
 INC                COM          871206108      9,940     2,028,620    SH               SOLE               2,028,620
SAFEGUARD
 SCIENTIFICS INC    NOTE         786449AE8      6,743        77,500    PRN              SOLE                  77,500
                    5.000% 6/1
SILICON GRAPHICS
 INC                NOTE         827056AC6      3,557        46,200    PRN              SOLE                  46,200
                    5.250% 9/0
SIERRA PAC RES NEW  COM          826428104     17,475     3,603,000    SH               SOLE               3,603,000
STAGE STORES INC    COM NEW      85254C305     35,560     1,400,000    SH               SOLE               1,400,000
UICI                COM          902737105        398        31,700    SH               SOLE                  31,700
WELLCHOICE INC      COM          949475107     15,195       504,300    SH               SOLE                 504,300
WILSHIRE FINL SVCS
 GROUP INC          COM NEW      971867205      1,503       323,973    SH               SOLE                 323,973
WASHINGTON GROUP
 INTL INC           COM          938862208     12,917       478,418    SH               SOLE                 478,418
YUM BRANDS INC      COM          988498101     33,471     1,130,000    SH               SOLE               1,130,000
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